Obligation to FIDC FGTS Quota Holders (Tables)	3 Months Ended
Mar. 31, 2026
Obligation To FIDC FGTS Quota Holders [Abstract]
Schedule of Obligation to FIDC FGTS Quota Holders
	March 31, 2026	December 31, 2025
Senior quotas	722,255	815,557
Total	722,255	815,557